SHIPS, PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Beginning balance	$ 437,479
Impairment losses recognised in profit and loss	0	$ 1	$ 138
Ending balance	407,552	437,479
Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	616,744	658,222
Additions	9,419	33,504
Disposals	(4,764)	(4,587)
Transfer from right-of-use assets (Note 14)	23,436
Reclassification to inventories (Note 12)	(41,297)	(70,204)
Effect of foreign currency exchange differences	(200)	(191)
Ending balance	603,338	616,744	658,222
Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(115,846)	(103,657)
Depreciation	30,555
Disposals	4,503	4,580
Transfer from right-of-use assets (Note 14)	4,809
Reclassification to inventories (Note 12)	(12,444)	(8,982)
Effect of foreign currency exchange differences	(188)	(167)
Ending balance	(134,075)	(115,846)	(103,657)
Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation		25,917
Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation		1
Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(63,419)	(79,262)
Disposals	1
Reclassification to inventories (Note 12)		(12,287)
Reversal of impairment loss	(1,707)
Ending balance	(61,711)	(63,419)	(79,262)
Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		(3,557)
Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		1
Office equipment, furniture and fittings and motor vehicles [member]
Statement1 [Line Items]
Beginning balance	96
Ending balance	136	96
Office equipment, furniture and fittings and motor vehicles [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	4,189	4,339
Additions	113	49
Disposals	(826)	(30)
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	0	0
Effect of foreign currency exchange differences	(194)	(169)
Ending balance	3,282	4,189	4,339
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(4,092)	(4,237)
Depreciation	57
Disposals	815	30
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	0	0
Effect of foreign currency exchange differences	(188)	(167)
Ending balance	(3,146)	(4,092)	(4,237)
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation		51
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation		1
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(1)	0
Disposals	1
Reclassification to inventories (Note 12)		0
Reversal of impairment loss	0
Ending balance	0	(1)	0
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		0
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		1
Plant and equipment [Member]
Statement1 [Line Items]
Beginning balance	254
Ending balance	106	254
Plant and equipment [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	4,331	4,357
Additions	0	0
Disposals	(102)	(25)
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	(2,599)	0
Effect of foreign currency exchange differences	0	(1)
Ending balance	1,630	4,331	4,357
Plant and equipment [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(4,077)	(3,950)
Depreciation	129
Disposals	83	18
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	(2,599)	0
Effect of foreign currency exchange differences	0	0
Ending balance	(1,524)	(4,077)	(3,950)
Plant and equipment [Member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation		145
Plant and equipment [Member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation		0
Plant and equipment [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals	0
Reclassification to inventories (Note 12)		0
Reversal of impairment loss	0
Ending balance	0	0	0
Plant and equipment [Member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		0
Plant and equipment [Member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		0
Ships [member]
Statement1 [Line Items]
Beginning balance	426,757
Ending balance	397,492	426,757
Ships [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	589,095	633,068
Additions	2,076	25,626
Disposals	0	0
Transfer from right-of-use assets (Note 14)	23,436
Reclassification to inventories (Note 12)	(38,357)	(69,599)
Effect of foreign currency exchange differences	0	0
Ending balance	576,250	589,095	633,068
Ships [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(99,230)	(89,373)
Depreciation	22,822
Disposals	0	0
Transfer from right-of-use assets (Note 14)	4,809
Reclassification to inventories (Note 12)	(9,504)	(8,811)
Effect of foreign currency exchange differences	0	0
Ending balance	(117,357)	(99,230)	(89,373)
Ships [member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation		18,668
Ships [member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation		0
Ships [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(63,108)	(77,769)
Disposals	0
Reclassification to inventories (Note 12)		(11,853)
Reversal of impairment loss	(1,707)
Ending balance	(61,401)	(63,108)	(77,769)
Ships [member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		(2,808)
Ships [member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		0
Drydocking [Member]
Statement1 [Line Items]
Beginning balance	9,670
Ending balance	9,354	9,670
Drydocking [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	18,117	15,425
Additions	7,230	7,829
Disposals	(3,604)	(4,532)
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	(341)	(605)
Effect of foreign currency exchange differences	0	0
Ending balance	21,402	18,117	15,425
Drydocking [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(8,447)	(6,097)
Depreciation	7,547
Disposals	3,605	4,532
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	(341)	(171)
Effect of foreign currency exchange differences	0	0
Ending balance	(12,048)	(8,447)	(6,097)
Drydocking [Member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation		7,053
Drydocking [Member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation		0
Drydocking [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	(1,183)
Disposals	0
Reclassification to inventories (Note 12)		(434)
Reversal of impairment loss	0
Ending balance	0	0	(1,183)
Drydocking [Member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		(749)
Drydocking [Member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		0
Construction in progress [member]
Statement1 [Line Items]
Beginning balance	464
Ending balance	464	464
Construction in progress [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	774	774
Additions	0	0
Disposals	0	0
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	774	774	774
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	0	0
Depreciation	0
Disposals	0	0
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0	0
Construction in progress [member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation		0
Construction in progress [member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation		0
Construction in progress [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(310)	(310)
Disposals	0
Reclassification to inventories (Note 12)		0
Reversal of impairment loss	0
Ending balance	(310)	(310)	(310)
Construction in progress [member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		0
Construction in progress [member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		0
Free hold land and buildings [Member]
Statement1 [Line Items]
Beginning balance	238
Ending balance	0	238
Free hold land and buildings [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	238	259
Additions	0	0
Disposals	(232)	0
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	0	0
Effect of foreign currency exchange differences	(6)	(21)
Ending balance	0	238	259
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	0	0
Depreciation	0
Disposals	0	0
Transfer from right-of-use assets (Note 14)	0
Reclassification to inventories (Note 12)	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0	0
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation		0
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation		0
Free hold land and buildings [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals	0
Reclassification to inventories (Note 12)		0
Reversal of impairment loss	0
Ending balance	$ 0	0	$ 0
Free hold land and buildings [Member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		0
Free hold land and buildings [Member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss		$ 0